ACCRUED EXPENSES AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

12. ACCRUED EXPENSES AND OTHER LIABILITIES

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)	(Audited)
Accrued payroll and welfare	$31,947	$13,280
Interest payable	495,023	857,919
Accrued professional fees	-	905,835
Loan payables to third parties	294,103	-
Others	21,435	35,744
Total	$842,508	$1,812,778

Loan payables to third parties

The amount represented interest-free loans of RMB1,995,520 from third parties that were formerly related parties of the Company. The loans were unsecured and repayable on demand.